Advance to Suppliers, Net - Schedule of Advances to suppliers (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Advances to Suppliers [Line Items]
Suppliers	$ 826,317	$ 4,076,231
Subtotal	3,594,917	13,950,776
Less: allowance for credit losses	(341,035)	(569,799)
Advance to suppliers, net	3,253,882	13,380,977
Related Party [Member]
Schedule of Advances to Suppliers [Line Items]
Suppliers	$ 2,768,600	$ 9,874,545